ACQUISITIONS AND DIVESTITURES - Gross Cash Proceeds from Divestiture (Details) - USD ($) $ in Millions	Sep. 30, 2019	Jun. 30, 2019	Jan. 01, 2019
Randgold [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			$ 7,909
Cash and cash equivalents recognised as of acquisition date			751
Current assets recognised as of acquisition date			319
Property, plant and equipment recognised as of acquisition date			3,869
Non-current assets recognised as of acquisition date			230
Goodwill recognised as of acquisition date			1,672
Total assets acquired			10,094
Current liabilities recognised as of acquisition date			539
Deferred tax liabilities recognised as of acquisition date			688
Borrowings recognised as of acquisition date			31
Total liabilities acquired			1,313
Non-controlling interest in acquiree recognised at acquisition date			872
Identifiable assets acquired (liabilities assumed)			7,909
Newmont [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 3,897
Current assets recognised as of acquisition date		149
Inventory recognised as of acquisition date		970
Property, plant and equipment recognised as of acquisition date		3,534
Goodwill recognised as of acquisition date		2,520
Total assets acquired		7,173
Current liabilities recognised as of acquisition date		119
Deferred tax liabilities recognised as of acquisition date		268
Non-current liabilities recognised as of acquisition date		449
Total liabilities acquired		836
Non-controlling interest in acquiree recognised at acquisition date	$ 1,645	2,440
Identifiable assets acquired (liabilities assumed)		$ 3,897
Equity shares [Member] | Randgold [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			7,903
Restricted shares [Member] | Randgold [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			6
Equity investments | Randgold [Member]
Disclosure of detailed information about business combination [line items]
Non-current assets recognised as of acquisition date			3,253
Other provisions | Randgold [Member]
Disclosure of detailed information about business combination [line items]
Non-current liabilities recognised as of acquisition date			$ 55